Financial Instruments - Details of Guarantees and Documentary Credits Outstanding (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)
Guarantor Obligations [Line Items]
Bank guarantees	₨ 2,462,279.4	$ 28,822.2	₨ 1,973,917.9
Estimated fair values of bank guarantees	(12,875.5)	(150.7)	(10,085.1)
Financial guarantees
Guarantor Obligations [Line Items]
Bank guarantees	714,278.7	8,361.0	610,381.3
Performance guarantees
Guarantor Obligations [Line Items]
Bank guarantees	781,152.1	9,143.8	653,452.8
Documentary credits
Guarantor Obligations [Line Items]
Bank guarantees	966,848.6	11,317.4	710,083.8
Estimated fair values of bank guarantees	(1,462.5)	(17.1)	(1,018.9)
Guarantees [Member]
Guarantor Obligations [Line Items]
Estimated fair values of bank guarantees	₨ (11,413.0)	$ (133.6)	₨ (9,066.2)